MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) RESEARCH GROWTH AND INCOME FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH GROWTH AND INCOME FUND

A CORE EQUITY FUND COMPRISED OF OUR ANALYSTS' "BEST IDEAS"

Managed by a team of MFS equity analysts, all contributing their best ideas to the portfolio. Primarily focuses on large companies that historically have paid dividends and is designed to be broadly diversified by sector, industry and holdings.

The fund's investment objectives are long-term growth of capital, current income and growth of income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     30
----------------------------------------------------
TRUSTEES AND OFFICERS                             38
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       40
----------------------------------------------------
CONTACT INFORMATION                               41

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------
Insights from the Chairman

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MIXED MARKET PERFORMANCE

Stock market performance for the past six months was a mix of bearish and bullish moves. The beginning of the period was a continuation of the summer's bear market. That was followed by a sharp rebound in stock prices sparked by signs of improving economic activity and corporate earnings that were not disappointing. Markets were fairly flat in early winter, but turned down again this past February when companies began to warn about lower 2003 revenues; economic signals were both positive and negative; and geopolitical concerns about Iraq intensified.

CONTRIBUTORS TO PERFORMANCE

Financial services companies, principally property and casualty insurers, held their value well throughout the reporting period. Insurers have been benefiting from a positive pricing environment that is not dependent on economic conditions. Although most corporations weren't spending money on capital goods, they were renewing their insurance policies. Our analysts found insurance distributors particularly attractive. Distributors sell the policies and receive revenues from the insurance premiums but avoid the balance sheet liabilities from potential claims.

DETRACTORS FROM PERFORMANCE

Technology and retail holdings were the primary reasons why the fund had negative returns and did not perform as well as its benchmark index. For much of the period, the fund was significantly underweighted in technology stocks relative to its benchmark. When the market was performing poorly, our underweighting was a positive for fund performance. However, it became a negative when technology stocks led the stock market rally that began in October.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 2/28/03

PFIZER, INC.                              4.05%
-----------------------------------------------
JOHNSON & JOHNSON CO.                     3.56%
-----------------------------------------------
GENERAL ELECTRIC CO.                      3.38%
-----------------------------------------------
MICROSOFT CORP.                           2.89%
-----------------------------------------------
EXXON MOBIL CORP.                         2.21%
-----------------------------------------------

The portfolio is actively managed, and current holdings may be different.

Retail stocks, in general, were down for the period. In the fall, fears of a slowdown in consumer spending surfaced and caused stock prices for the group to decline. We owned too much Wal-Mart stock at that time, and that detracted from fund performance. When retail holiday spending was not as strong as many had hoped it would be, the group declined further. Sears was our worst-performing stock in the group. The company had made good progress in improving its operating efficiencies, but problems in its credit card business turned out to be worse than expected. We sold the stock when its fundamentals deteriorated.

OPPORTUNITIES IN BASIC MATERIALS AND HEALTH CARE

Basic materials and health care stocks are attractive to our analysts. In basic materials, analysts are focusing on specialty chemical companies and diversified conglomerates that have a wide variety of business lines. Historically, specialty chemical companies have been among the first to benefit from economic improvement. We believe the diversified companies in the group may experience a pickup in growth in an improving economy while their broad product lines should sustain them in the meantime.

Our analysts continue to favor pharmaceutical and biotechnology companies. Stocks of pharmaceutical companies have been undervalued after a year of declining prices due to competition from generic drugs, patent challenges, weak pipelines of new drugs in development, and a slow approval process. We're seeing signs of improvement in pharmaceuticals, including some favorable patent challenge rulings and somewhat faster approvals. In biotechnology, our analysts are interested in a number of new product launches planned for 2003 that may increase revenue growth for their sponsoring firms. For example, Amgen is adding to its lineup of cancer, arthritis, and dialysis drugs. Genzyme is readying its promising enzyme replacement therapies for genetic disorders. Such therapies represent a small but potentially very profitable market.

We are still cautious about technology and prefer larger, well-established firms within that group. In retailing, we're focusing on companies that have the potential to pick up customers from competitors as consumer spending slows.

MODEST ECONOMIC IMPROVEMENT AMID CONTINUED UNCERTAINTY

While we don't expect a robust economy going forward, we do believe that the worst is over and are expecting a modest recovery in 2003. Mixed economic data and concerns about Iraq continue to create uncertainty for investors. However, we think this is a time that suits our stock-by-stock selection process. While it's impossible to know which areas in the market will do well, our goal is to have a well-diversified portfolio of stocks that we think should do well in any market environment.

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

A team of MFS equity research analysts manages the portfolio. David A. Antonelli, Senior Vice President and Director of Global Equity Research, monitors overall procedures.


The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

------------------------------------------------------------------------------------------------------------
                       Class
      Share          inception
      class            date             6-mo            1-yr          3-yr          5-yr          Life(1)
------------------------------------------------------------------------------------------------------------
        A             1/2/96             --              -24.42%       -10.13%        - 3.77%          5.32%
------------------------------------------------------------------------------------------------------------
        B             1/2/97             --              -24.98%       -10.73%        - 4.44%          4.63%
------------------------------------------------------------------------------------------------------------
        C             1/2/97             --              -24.93%       -10.71%        - 4.44%          4.61%
------------------------------------------------------------------------------------------------------------
        I             1/2/97             --              -24.18%       - 9.81%        - 3.47%          5.61%
------------------------------------------------------------------------------------------------------------
        R            12/31/02            --              -24.42%       -10.13%        - 3.77%          5.32%
------------------------------------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

------------------------------------------------------------------------------------------------------------
        A                                --             -28.76%       -11.88%         - 4.90%          4.45%
------------------------------------------------------------------------------------------------------------
        B                                --             -27.98%       -11.61%         - 4.78%          4.63%
------------------------------------------------------------------------------------------------------------
        C                                --             -25.68%       -10.71%         - 4.44%          4.61%
------------------------------------------------------------------------------------------------------------

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------------------------------------
        A                              -9.19%            -24.42%       -27.41%        -17.46%         44.86%
------------------------------------------------------------------------------------------------------------
        B                              -9.47%            -24.98%       -28.85%        -20.31%         38.23%
------------------------------------------------------------------------------------------------------------
        C                              -9.42%            -24.93%       -28.81%        -20.29%         38.08%
------------------------------------------------------------------------------------------------------------
        I                              -9.06%            -24.18%       -26.64%        -16.20%         47.83%
------------------------------------------------------------------------------------------------------------
        R                              -9.19%            -24.42%       -27.41%        -17.46%         44.86%
------------------------------------------------------------------------------------------------------------

--------------------
Average Annual
--------------------

Comparative indices
------------------------------------------------------------------------------------------------------------
Average large-cap
core fund(2)                           -8.28%            -23.79%       -15.41%        - 4.34%          4.11%
------------------------------------------------------------------------------------------------------------
Standard & Poor's
500 Stock Index(3)                     -7.29%            - 4.08%       -22.67%        - 2.98%          6.09%
------------------------------------------------------------------------------------------------------------

Periods less than 1 year are actual, not annualized.

1 For the period from the commencement of the fund's investment operations, January 2, 1996, through February
  28, 2003. Index information is from January 1, 1996.
2 Source: Lipper Inc., an independent firm that reports mutual fund performance.
3 Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX: A commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans.

Performance for share classes initially offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
--------------------------------------------------------------------------------------------------


The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 98.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 91.4%
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
--------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"(1)                                           3,350             $105,090
--------------------------------------------------------------------------------------------------
Aerospace - 1.4%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  21,460             $981,151
--------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  8,170              708,339
--------------------------------------------------------------------------------------------------
                                                                                        $1,689,490
--------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%
--------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                                            4,930             $238,119
--------------------------------------------------------------------------------------------------
Auto Parts - 0.4%
--------------------------------------------------------------------------------------------------
Borg Warner Automotive, Inc.                                            8,270             $431,859
--------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.(1)                        13,080             $309,342
--------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                   3,840              152,026
--------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                           13,080              628,101
--------------------------------------------------------------------------------------------------
                                                                                        $1,089,469
--------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 6.5%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  35,330           $2,446,249
--------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                  26,680              604,569
--------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                            57,364            1,408,860
--------------------------------------------------------------------------------------------------
National City Corp.                                                    21,560              595,487
--------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                       23,990              647,490
--------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                   26,370            1,483,313
--------------------------------------------------------------------------------------------------
Wachovia Corp.                                                         16,130              572,292
--------------------------------------------------------------------------------------------------
                                                                                        $7,758,260
--------------------------------------------------------------------------------------------------
Biotechnology - 1.9%
--------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                         15,200             $830,528
--------------------------------------------------------------------------------------------------
Guidant Corp.(1)                                                       21,160              756,681
--------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                        28,710              665,211
--------------------------------------------------------------------------------------------------
                                                                                        $2,252,420
--------------------------------------------------------------------------------------------------
Building - 0.2%
--------------------------------------------------------------------------------------------------
American Standard Cos., Inc.(1)                                           900              $61,659
--------------------------------------------------------------------------------------------------
Masco Corp.                                                            12,280              225,706
--------------------------------------------------------------------------------------------------
                                                                                          $287,365
--------------------------------------------------------------------------------------------------
Business Machines - 2.0%
--------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  30,150           $2,350,193
--------------------------------------------------------------------------------------------------
Business Services - 1.6%
--------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                        37,290           $1,211,925
--------------------------------------------------------------------------------------------------
ChoicePoint, Inc.(1)                                                    6,080              205,200
--------------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                                    6,700              187,734
--------------------------------------------------------------------------------------------------
Education Management Corp.(1)                                           6,410              242,811
--------------------------------------------------------------------------------------------------
                                                                                        $1,847,670
--------------------------------------------------------------------------------------------------
Chemicals - 0.7%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                         14,380             $557,369
--------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                       10,130              276,549
--------------------------------------------------------------------------------------------------
                                                                                          $833,918
--------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 2.0%
--------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                 88,760           $2,392,970
--------------------------------------------------------------------------------------------------
Computer Software - 1.1%
--------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                       105,170           $1,257,833
--------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 2.9%
--------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                    142,480           $3,376,776
--------------------------------------------------------------------------------------------------
Computer Software - Services - 0.5%
--------------------------------------------------------------------------------------------------
VERITAS Software Corp.(1)                                              34,900             $594,347
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.4%
--------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                            34,220             $506,456
--------------------------------------------------------------------------------------------------
Conglomerates - 3.7%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                  164,360           $3,952,858
--------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                30,490              451,252
--------------------------------------------------------------------------------------------------
                                                                                        $4,404,110
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.9%
--------------------------------------------------------------------------------------------------
Gillette Co.                                                           17,940             $541,609
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   11,920              546,294
--------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   28,640            2,344,470
--------------------------------------------------------------------------------------------------
                                                                                        $3,432,373
--------------------------------------------------------------------------------------------------
Containers - 0.7%
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                       61,980             $820,615
--------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%
--------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                    3,700             $174,159
--------------------------------------------------------------------------------------------------
Electronics - 2.7%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                                45,660           $1,331,446
--------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                                       313,390            1,093,731
--------------------------------------------------------------------------------------------------
Flextronics International Ltd.(1)                                      14,100              122,388
--------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                  3,800              296,248
--------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                              11,190              326,188
--------------------------------------------------------------------------------------------------
                                                                                        $3,170,001
--------------------------------------------------------------------------------------------------
Energy - 1.3%
--------------------------------------------------------------------------------------------------
ConocoPhillips                                                         18,820             $954,174
--------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                              10,450              379,335
--------------------------------------------------------------------------------------------------
TXU Corp.                                                              15,860              253,284
--------------------------------------------------------------------------------------------------
                                                                                        $1,586,793
--------------------------------------------------------------------------------------------------
Entertainment - 2.2%
--------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                                  20,300             $741,153
--------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.(1)                                       9,740              216,423
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                                   43,630            1,619,982
--------------------------------------------------------------------------------------------------
                                                                                        $2,577,558
--------------------------------------------------------------------------------------------------
Financial Institutions - 7.4%
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        67,548           $2,252,050
--------------------------------------------------------------------------------------------------
Freddie Mac                                                            26,100            1,426,365
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              17,220            1,195,929
--------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                               72,060            1,634,321
--------------------------------------------------------------------------------------------------
MBNA Corp.                                                             86,440            1,197,194
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              30,310            1,032,965
--------------------------------------------------------------------------------------------------
                                                                                        $8,738,824
--------------------------------------------------------------------------------------------------
Financial Services - 0.4%
--------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                $22,320             $502,423
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 3.9%
--------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                              33,090           $1,538,685
--------------------------------------------------------------------------------------------------
Kellogg Co.                                                            19,480              576,024
--------------------------------------------------------------------------------------------------
McCormick & Co., Inc.                                                  13,610              314,799
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          58,559            2,243,981
--------------------------------------------------------------------------------------------------
                                                                                        $4,673,489
--------------------------------------------------------------------------------------------------
Healthcare - 0.2%
--------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                                   14,520             $253,519
--------------------------------------------------------------------------------------------------
Industrial - 0.3%
--------------------------------------------------------------------------------------------------
Rockwell International Corp.                                           14,960             $344,230
--------------------------------------------------------------------------------------------------
Insurance - 2.7%
--------------------------------------------------------------------------------------------------
MetLife, Inc.                                                          28,970             $758,145
--------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                    23,120              713,483
--------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp."B"(1)                                64,638            1,027,744
--------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.                                                  65,940              675,885
--------------------------------------------------------------------------------------------------
                                                                                        $3,175,257
--------------------------------------------------------------------------------------------------
Machinery - 0.7%
--------------------------------------------------------------------------------------------------
Deere & Co.                                                            13,880             $574,354
--------------------------------------------------------------------------------------------------
York International Corp.                                                9,760              208,864
--------------------------------------------------------------------------------------------------
                                                                                          $783,218
--------------------------------------------------------------------------------------------------
Manufacturing - 0.1%
--------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                    1,100              $61,853
--------------------------------------------------------------------------------------------------
Medical & Health Products - 10.5%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        43,980           $2,487,509
--------------------------------------------------------------------------------------------------
Haemonetics Corp.(1)                                                   28,660              601,573
--------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                  79,500            4,169,775
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          159,010            4,741,677
--------------------------------------------------------------------------------------------------
Thoratec Corp.(1)                                                      48,430              455,242
--------------------------------------------------------------------------------------------------
                                                                                       $12,455,776
--------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 2.3%
--------------------------------------------------------------------------------------------------
Genzyme Corp.(1)                                                       25,480             $794,467
--------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"(1)                             68,100            1,220,352
--------------------------------------------------------------------------------------------------
Hologic, Inc.(1)                                                       28,980              209,525
--------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                                           20,970              444,564
--------------------------------------------------------------------------------------------------
                                                                                        $2,668,908
--------------------------------------------------------------------------------------------------
Oil Services - 1.4%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    13,132             $292,187
--------------------------------------------------------------------------------------------------
Halliburton Co.                                                        23,320              472,463
--------------------------------------------------------------------------------------------------
Lyondell Petrochemical Co.                                             47,810              569,417
--------------------------------------------------------------------------------------------------
Smith International, Inc.(1)                                            9,650              336,399
--------------------------------------------------------------------------------------------------
                                                                                        $1,670,466
--------------------------------------------------------------------------------------------------
Oils - 2.2%
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                      76,082           $2,588,310
--------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
--------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                 10,540             $209,746
--------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
--------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                        7,870             $630,387
--------------------------------------------------------------------------------------------------
New York Times Co.                                                     13,200              613,272
--------------------------------------------------------------------------------------------------
                                                                                        $1,243,659
--------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.5%
--------------------------------------------------------------------------------------------------
AMB Property Corp.                                                     13,480             $377,440
--------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                          10,450              236,275
--------------------------------------------------------------------------------------------------
                                                                                          $613,715
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 0.6%
--------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                              5,610             $141,989
--------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                    18,960              208,370
--------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                                             7,270              234,094
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.(1)                                                   5,290              125,955
--------------------------------------------------------------------------------------------------
                                                                                          $710,408
--------------------------------------------------------------------------------------------------
Retail - 6.0%
--------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(1)                                            24,890             $513,978
--------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                             19,990              564,118
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                       71,630            1,679,723
--------------------------------------------------------------------------------------------------
Mattel, Inc.                                                           25,780              549,630
--------------------------------------------------------------------------------------------------
May Department Stores Co.                                              26,440              518,753
--------------------------------------------------------------------------------------------------
Target Corp.                                                           50,300            1,441,095
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  19,880              955,433
--------------------------------------------------------------------------------------------------
Walgreen Co.                                                           32,080              902,731
--------------------------------------------------------------------------------------------------
                                                                                        $7,125,461
--------------------------------------------------------------------------------------------------
Special Products & Services - 1.3%
--------------------------------------------------------------------------------------------------
3M Co.                                                                 10,340           $1,296,326
--------------------------------------------------------------------------------------------------
Career Education Corp.(1)                                               5,990              278,535
--------------------------------------------------------------------------------------------------
                                                                                        $1,574,861
--------------------------------------------------------------------------------------------------
Stores - 0.6%
--------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                                        15,930             $352,053
--------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                    12,380              349,116
--------------------------------------------------------------------------------------------------
                                                                                          $701,169
--------------------------------------------------------------------------------------------------
Supermarkets - 0.8%
--------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                          75,200             $994,144
--------------------------------------------------------------------------------------------------

Telecommunications - 4.3%
--------------------------------------------------------------------------------------------------
AT&T Corp.                                                             17,020             $315,551
--------------------------------------------------------------------------------------------------
BellSouth Corp.                                                        64,580            1,399,449
--------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                       10,820              296,468
--------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.(1)                             9,620              363,251
--------------------------------------------------------------------------------------------------
EchoStar Communications Corp.(1)                                       36,930              972,367
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                           49,630            1,716,205
--------------------------------------------------------------------------------------------------
                                                                                        $5,063,291
--------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.0%
--------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)                                 28,240             $450,428
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                133,030            1,859,759
--------------------------------------------------------------------------------------------------
                                                                                        $2,310,187
--------------------------------------------------------------------------------------------------
Tobacco - 1.9%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     58,930           $2,277,645
--------------------------------------------------------------------------------------------------
Transportation - 1.3%
--------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                    10,130             $559,075
--------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                            16,530              951,136
--------------------------------------------------------------------------------------------------
                                                                                        $1,510,211
--------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
--------------------------------------------------------------------------------------------------
Yellow Corp.(1)                                                        14,370             $325,768
--------------------------------------------------------------------------------------------------
Utilities - Electric - 2.1%
--------------------------------------------------------------------------------------------------
Ameren Corp.                                                            7,070             $275,659
--------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                8,660              466,774
--------------------------------------------------------------------------------------------------
Exelon Corp.                                                            6,880              338,152
--------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                       8,950              264,025
--------------------------------------------------------------------------------------------------
PPL Corp.                                                               6,650              233,881
--------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                   8,170              317,813
--------------------------------------------------------------------------------------------------
Public Service Enterprise Group                                        10,430              361,191
--------------------------------------------------------------------------------------------------
Southern Co.                                                           10,220              288,306
--------------------------------------------------------------------------------------------------
                                                                                        $2,545,801
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $108,300,183
--------------------------------------------------------------------------------------------------

Foreign Stocks - 7.3%
--------------------------------------------------------------------------------------------------
Bermuda - 1.6%
--------------------------------------------------------------------------------------------------
Accenture Ltd. (Business Services)(1)                                   2,430              $37,276
--------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                   29,740              824,096
--------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                            15,150            1,074,741
--------------------------------------------------------------------------------------------------
                                                                                        $1,936,113
--------------------------------------------------------------------------------------------------
Canada - 2.0%
--------------------------------------------------------------------------------------------------
Celestica, Inc. (Business Services)(1)                                  7,800              $94,068
--------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                         67,700            2,213,269
--------------------------------------------------------------------------------------------------
                                                                                        $2,307,337
--------------------------------------------------------------------------------------------------
Netherlands - 1.1%
--------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Computer Software -
Systems)(1)                                                            39,720             $287,175
--------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                  56,190            1,045,696
--------------------------------------------------------------------------------------------------
                                                                                        $1,332,871
--------------------------------------------------------------------------------------------------
United Kingdom - 2.6%
--------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                    120,270             $624,508
--------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                               46,926            1,788,350
--------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)(1)                              28,760              720,438
--------------------------------------------------------------------------------------------------
                                                                                        $3,133,296
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                    $8,709,617
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $128,368,717)                                          $117,009,800
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.3%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                             (000 Omitted)
--------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 3/03/03 at Amortized Cost                $1,495           $1,494,889
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.1%
--------------------------------------------------------------------------------------------------
                                                                       SHARES
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                  4,897,895           $4,897,895
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $134,761,501)                                     $123,402,584
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.1)%                                                 (4,908,080)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $118,494,504
--------------------------------------------------------------------------------------------------

(1) Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------
This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value, including $4,655,412 of
securities on loan (identified cost, $134,761,501)            $123,402,584
---------------------------------------------------------------------------------------------------
Cash                                                                    20
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    167,986
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  250,087
---------------------------------------------------------------------------------------------------
Other assets                                                         1,687
---------------------------------------------------------------------------------------------------
Total assets                                                                           $123,822,364
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                $307,254
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                    8,085
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       4,897,895
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     2,109
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      356
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       2,485
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    59
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             109,617
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $5,327,860
---------------------------------------------------------------------------------------------------
Net assets                                                                             $118,494,504
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $159,166,351
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                (11,358,884)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                  (29,214,658)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                    (98,305)
---------------------------------------------------------------------------------------------------
Net Assets                                                                             $118,494,504
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                10,664,744
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                   $42,307,702
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             3,726,788
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $11.35
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.35)                                                $12.04
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $62,560,284
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             5,694,626
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.99
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $13,322,466
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             1,216,960
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.95
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $299,313
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                25,953
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $11.53
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                        $4,739
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                   417
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                  $11.36
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT LOSS
Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $1,198,464
---------------------------------------------------------------------------------------------------
  Interest                                                          25,716
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (12,080)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,212,100
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                  $418,886
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                             1,300
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   64,478
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            80,265
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           337,323
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            75,885
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 2
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 3,535
---------------------------------------------------------------------------------------------------
  Custodian fee                                                     27,240
---------------------------------------------------------------------------------------------------
  Printing                                                          41,576
---------------------------------------------------------------------------------------------------
  Postage                                                           12,509
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     12,700
---------------------------------------------------------------------------------------------------
  Legal fees                                                           883
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    168,381
---------------------------------------------------------------------------------------------------
Total expenses                                                  $1,244,963
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (4,643)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,240,320
---------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(28,220)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                      $(7,692,497)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      5,339
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                           $(7,687,158)
---------------------------------------------------------------------------------------------------
Change in unrealized depreciation
---------------------------------------------------------------------------------------------------
  Investments                                                  $(5,404,329)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                           (40)
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                            $(5,404,369)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                      $(13,091,527)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                $(13,119,747)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                  SIX MONTHS               YEAR
                                                                    ENDING                ENDING
                                                                    2/28/03               8/31/02
                                                                  (UNAUDITED)

OPERATIONS
Net investment loss                                                  $(28,220)            $(670,368)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                       (7,687,158)          (20,408,950)
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                        (5,404,369)           (8,867,309)
-------------------------------------------------------------    ------------          ------------
Decrease in net assets from operations                           $(13,119,747)         $(29,946,627)
-------------------------------------------------------------    ------------          ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign currency
transactions (Class A)                                                  $  --           $(1,128,550)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class B)                                                     --            (1,616,091)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class C)                                                     --              (394,943)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class I)                                                     --                (8,862)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $  --           $(3,148,446)
-------------------------------------------------------------    ------------          ------------
Net decrease in net assets from fund share transactions           $(9,847,689)          $(2,783,812)
-------------------------------------------------------------    ------------          ------------
Total decrease in net assets                                     $(22,967,436)         $(35,878,885)
-------------------------------------------------------------    ------------          ------------

NET ASSETS

At beginning of year                                             $141,461,940          $177,340,825
---------------------------------------------------------------------------------------------------
At end of year (including accumulated net investment loss of
$98,305 and $70,085, respectively)                               $118,494,504          $141,461,940
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                   FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                   SIX MONTHS                                      YEARS ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001            2000          1999            1998
CLASS A                            (UNAUDITED)
Net asset value, beginning of
year                                 $12.51             $15.15          $18.82          $17.87          $14.42          $14.12
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(5)

  Net investment income               $0.02              $0.00(4)        $0.02           $0.02           $0.05           $0.09
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (1.18)             (2.38)          (3.69)           2.26            4.03            0.78
----------------------------------   ------             ------          ------           -----           -----           -----
Total from investment
operations                           $(1.16)            $(2.38)         $(3.67)          $2.28           $4.08           $0.87
----------------------------------   ------             ------          ------           -----           -----           -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income           $ --               $ --            $ --            $ --          $(0.01)         $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --              (0.26)             --           (1.33)          (0.62)          (0.54)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $ --             $(0.26)           $ --          $(1.33)         $(0.63)         $(0.57)
----------------------------------   ------             ------          ------           -----           -----           -----
Net asset value, end
of year                              $11.35             $12.51          $15.15          $18.82          $17.87          $14.42
----------------------------------   ------             ------          ------           -----           -----           -----
Total return (%)(7)                   (9.19)(3)         (16.00)         (19.50)          13.76           28.64            6.33
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                      YEARS ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001            2000          1999            1998
CLASS A                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):
Expenses(6)                            1.52(2)            1.37            1.32            1.28            1.23            1.29
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                  0.38(2)            0.03            0.12            0.13            0.30            0.56
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       77                100              78              74              96             101
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000
Omitted)                            $42,308            $50,366         $63,319         $73,910         $76,635         $52,238
-------------------------------------------------------------------------------------------------------------------------------

1. Prior to January 1, 2000, the distributor voluntarily waived all or a portion of its distribution fee for the periods indicated below. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

Net investment income                                                                    $0.01           $0.03           $0.07
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                                                                               1.32            1.33            1.39
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.09            0.20            0.46
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized
3. Not annualized.
4. Per share amount was less than $0.01.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect expense reductions from certain expense offset arrangements.
7. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                      YEARS ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001            2000          1999            1998
CLASS B                            (UNAUDITED)
Net asset value, beginning of
period                               $12.14             $14.81          $18.52          $17.72          $14.40          $14.11
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)

  Net investment loss                $(0.02)            $(0.09)         $(0.09)         $(0.09)         $(0.08)         $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (1.13)             (2.32)          (3.62)           2.22            4.02            0.80
----------------------------------   ------             ------          ------           -----           -----           -----
Total from investment
operations                           $(1.15)            $(2.41)         $(3.71)          $2.13           $3.94           $0.77
----------------------------------   ------             ------          ------           -----           -----           -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income           $ --               $ --            $ --            $ --            $ --          $(0.00)(5)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --              (0.26)             --           (1.33)          (0.62)          (0.48)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $ --             $(0.26)           $ --          $(1.33)         $(0.62)         $(0.48)
----------------------------------   ------             ------          ------           -----           -----           -----
Net asset value, end
of year                              $10.99             $12.14          $14.81          $18.52          $17.72          $14.40
----------------------------------   ------             ------          ------           -----           -----           -----
Total return (%)                      (9.47)(2)         (16.57)         (20.03)          12.98           27.74            5.54
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(4)                            2.17(1)            2.02            1.97            1.96            1.98            2.03
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.28)(1)          (0.62)          (0.53)          (0.55)          (0.45)          (0.19)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       77                100              78              74              96             101
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000
Omitted)                            $62,560            $73,146         $91,455        $111,380        $112,000         $76,032
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from certain expense offset arrangements.
5. Per share amount was less than $0.01.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                      YEARS ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001            2000          1999            1998
CLASS C                            (UNAUDITED)
Net asset value, beginning of
period                               $12.10             $14.76          $18.46          $17.67          $14.36          $14.08
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)

  Net investment loss                $(0.02)            $(0.09)         $(0.09)         $(0.09)         $(0.08)         $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (1.13)             (2.31)          (3.61)           2.21            4.01            0.80
----------------------------------   ------             ------          ------           -----           -----           -----
Total from investment
operations                           $(1.15)            $(2.40)         $(3.70)          $2.12           $3.93           $0.77
----------------------------------   ------             ------          ------           -----           -----           -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income           $ --               $ --            $ --            $ --            $ --          $(0.00)(5)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --              (0.26)             --           (1.33)          (0.62)          (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $ --             $(0.26)           $ --          $(1.33)         $(0.62)         $(0.49)
----------------------------------   ------             ------          ------           -----           -----           -----
Net asset value, end
of year                              $10.95             $12.10          $14.76          $18.46          $17.67          $14.36
----------------------------------   ------             ------          ------           -----           -----           -----
Total return (%)                      (9.42)(2)         (16.56)         (20.04)          12.96           27.66            5.59
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses(4)                            2.17(1)            2.02            1.97            1.96            1.98            2.03
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.28)(1)          (0.62)          (0.52)          (0.55)          (0.46)          (0.19)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       77                100              78              74              96             101
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000
Omitted)                            $13,322            $17,521         $22,081         $20,432         $22,074         $13,199
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from certain expense offset arrangements.
5. Per share amount was less than $0.01.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                      YEARS ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03              2002            2001            2000          1999            1998
CLASS I                            (UNAUDITED)
Net asset value, beginning of
year                                 $12.69             $15.31          $18.95          $17.93          $14.47          $14.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(3)

  Net investment income               $0.04              $0.06           $0.08           $0.08           $0.09           $0.13
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (1.20)             (2.42)          (3.72)           2.27            4.05            0.78
----------------------------------   ------             ------          ------           -----           -----           -----
Total from investment
operations                           $(1.16)            $(2.36)         $(3.64)          $2.35           $4.14           $0.91
----------------------------------   ------             ------          ------           -----           -----           -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income           $ --               $ --            $ --            $ --          $(0.06)         $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --              (0.26)             --           (1.33)          (0.62)          (0.57)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $ --             $(0.26)           $ --          $(1.33)         $(0.68)         $(0.60)
----------------------------------   ------             ------          ------           -----           -----           -----
Net asset value, end
of year                              $11.53             $12.69          $15.31          $18.95          $17.93          $14.47
----------------------------------   ------             ------          ------           -----           -----           -----
Total return (%)                      (9.06)(2)         (15.70)         (19.21)          14.12           28.95            6.62
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses(4)                            1.17(1)            1.02            0.97            0.97            0.98            1.05
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                  0.73(1)            0.38            0.47            0.45            0.56            0.80
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       77                100              78              74              96             101
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000
Omitted)                               $299               $428            $486            $554            $742          $1,011
-------------------------------------------------------------------------------------------------------------------------------

1. Annualized
2. Not annualized.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                                    FOR PERIOD
                                                             ENDING 2/28/03(1)
                                                                   (UNAUDITED)

CLASS R

Net asset value, beginning of year                                    $12.02
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                $0.00(6)
----------------------------------------------------------------------------
  Net realized and unrealized loss on investments
    and foreign currency                                               (0.66)
----------------------------------------------------------------------------
Total from investment operations                                      $(0.66)
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS -

  From net investment income                                            $ --
----------------------------------------------------------------------------
  From net realized gain on investments and foreign
    currency transactions                                                 --
----------------------------------------------------------------------------
Total distributions declared to shareholders                            $ --
----------------------------------------------------------------------------
Net asset value, end of year                                          $11.36
----------------------------------------------------------------------------
Total return (%)                                                       (5.49)(3)
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                             1.67(2)
----------------------------------------------------------------------------
Net investment income                                                   0.23(2)
----------------------------------------------------------------------------
Portfolio turnover                                                        77
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $5
----------------------------------------------------------------------------

1. For the period from the commencement of Class R shares, December 31, 2002, through February 28, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from certain expense offset arrangements.
6. Per share amount was less than $0.01.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Growth and Income Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Debt securities other than short-term obligations which mature in 60 days or less, including listed issues, forward foreign currency exchange contracts, and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $2,955 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $1,688 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                                 $      --
------------------------------------------------------------------------------
  Long-term capital gain                          3,148,446                 --
------------------------------------------------------------------------------
Total Distributions Declared                     $3,148,446              $  --
------------------------------------------------------------------------------

As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                           $  --
      --------------------------------------------------------------
      Undistributed long-term capital gain                       --
      --------------------------------------------------------------
      Capital loss carryforward                          (8,969,653)
      --------------------------------------------------------------
      Unrealized depreciation                            (6,619,841)
      --------------------------------------------------------------
      Other temporary differences                       (11,962,606)
      --------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward of $8,969,653 may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $500 million of average net assets                   0.65%
      ----------------------------------------------------------------
      Average net assets in excess of $500 million               0.55%
      ----------------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $13,581 as a result of the change in the fund's pension liability under this plan and a pension expense of $1,126 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                         0.0175%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0130%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0005%
      ----------------------------------------------------------------
      In excess of $7 billion                                  0.0000%
      ----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $7,801 for the period ended February 28, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Distribution Fee                        0.10%      0.75%      0.75%      0.25%
------------------------------------------------------------------------------
Service Fee                             0.25%      0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the period, ended February 28, 2003, amounted to:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Service Fee Retained by MFD              $951       $374       $248         $0
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the period ended
February 28, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended February 28, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Contingent Deferred Sales
Charges Imposed                          $143    $86,516       $453         $0
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $97,073,705 and $104,802,162, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $138,426,867
      ------------------------------------------------------------------
      Gross unrealized appreciation                          $2,895,693
      ------------------------------------------------------------------
      Gross unrealized depreciation                         (17,919,976)
      ------------------------------------------------------------------
      Net unrealized depreciation                          ($15,024,283)
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Six months ending                  Year ending
                                                       2/28/03                         8/31/02
                                               SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES
Shares sold                                      434,366       $5,222,924      1,498,096      $21,864,535
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         --               --         68,918        1,038,561
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (734,207)      (8,674,541)    (1,721,179)     (24,321,246)
----------------------------------------------------------------------------------------------------------
Net decrease                                    (299,841)     $(3,451,617)      (154,165)     $(1,418,150)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                      579,902       $6,731,913      1,745,951      $24,800,725
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         --               --         95,040        1,396,433
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (908,568)     (10,416,745)    (1,993,628)     (27,248,804)
----------------------------------------------------------------------------------------------------------
Net decrease                                    (328,666)     $(3,684,832)      (152,637)     $(1,051,646)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                      117,265       $1,357,997        545,612       $7,748,636
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         --               --         20,781          304,231
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (347,875)      (3,976,369)      (614,622)      (8,395,997)
----------------------------------------------------------------------------------------------------------
Net decrease                                   (230,610)     $(2,618,372)       (48,229)       $(343,130)
----------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                        3,250          $39,079          5,935          $87,258
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         --               --            498            7,640
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (11,012)        (136,948)        (4,483)         (65,784)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                          (7,762)        $(97,869)          1,950          $29,114
----------------------------------------------------------------------------------------------------------

                                                    Period ending
                                                      2/28/03(1)
                                               SHARES          AMOUNT
CLASS R SHARES
Shares sold                                          417           $5,001
-------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         --               --
-------------------------------------------------------------------------
Shares reacquired                                     --               --
-------------------------------------------------------------------------
Net increase                                         417           $5,001
-------------------------------------------------------------------------

(1) For the period from the commencement of Class R shares, December 31, 2002, through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003, was $835. The fund had no borrowings during the period.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)


(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              RGI-SEM-4/03  36M